Revenue and Construction Contracts - Summary of Changes in the Balance of Contract Liabilities with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract liabilities [abstract]
Opening balance of contract liabilities with customers	$ 234	$ 237	$ 196
Increase during the period for new transactions	1,931	1,763	3,147
Decrease during the period for exercise or expiration of incentives	(1,946)	(1,762)	(3,126)
Currency translation effects	6	(4)	20
Closing balance of contract liabilities with customers	$ 225	$ 234	$ 237